RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Loan Transactions with Related Parties

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Shanghai Tuwen Office Equipment Co., Ltd.	An entity partially owned by the non-controlling shareholder who own 45% of Changyun
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	An entity owned by the Company’s chairman and CEO
Qingdao Lixing Technology Co., Ltd.	An entity partially owned by the Supervisor of Qingdao
Kunming Jinbi Office Equipment Co., Ltd.	The general manager of this entity is the Supervisor of Kunming
Qinghai Jiayuan Mingyue Trade Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Qinghai
Anhui New Yalian Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Ningbo Lihong Information System Engineering Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Yue Yan (Shanghai) Digital Technology Co., Ltd.	An entity owned by the officer of the Company
Qinghai Chengchuang ideal Trading Co. Ltd.	An entity partially owned by the director of Qinghai
Hangzhou Shilian Office Equipment Co., Ltd	An entity partially owned by the non-controlling shareholder who own 45% of Hangzhou
Hebei Leading Future Technology Co., Ltd.	The Supervisor of this entity is the non-controlling shareholders who own 45% of Shijiazhuang
Hongkong Eshallgo Holding Group Co., Limited	An entity owned by the Company’s CEO and Director
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Shareholder of the Company
Zhidan Mao	Chairman
Qiwei Miao	Chief Executive Officer and Director
Chun Lyu	Chief Financial Officer
Yun Li	The non-controlling shareholders who own 45% of Qinghai
Peidong Xia	The non-controlling shareholders who own 45% of Changyun
Zhongyang Pan	Family me member of the non-controlling shareholders who own 45% of Suzhou
Jialiang Wang	The non-controlling shareholders who own 45% of Zibo

Schedule of Accounts Receivable - Related Parties

Accounts receivable - related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Hangzhou Shilian Office Equipment Co., Ltd	$24,762	$—
Shanghai Tuwen Office Equipment Co., Ltd.	22,553	166,236
Anhui New Yalian Office Equipment Co., Ltd.	18,477	64,812
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	7,802	12,823
Hebei Leading Future Technology Co., Ltd.	3,943	1,345
Others	281	276
Accounts receivable - related parties	$77,818	$245,492

Schedule of Advance to Vendors - Related Parties

Advance to vendors - related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Qinghai Chengchuang Ideal Trading Co. Ltd.	$171,802	$—
Qinghai Jiayuan Mingyue Trade Co., Ltd.	140,445	—
Others	170	50
Advance to vendors - related parties	$312,417	$50

Schedule of Due from Related Parties

Due from related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Qiwei Miao	$1,122,515	$1,105,383
Zhidan Mao	698,557	594,363
Hangzhou Shilian Office Equipment Co., Ltd	562,621	530,458
Ningbo Lihong Information System Engineering Co., Ltd.	436,782	158,448
Chun Lyu	311,698	291,495
Yun Li	—	148,402
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	144,865	142,117
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	140,445	137,781
Qingdao Lixing Technology Co., Ltd.	—	68,891
Others	1,364	19,679
Due from related parties	$3,418,847	$3,197,017

Schedule of Accounts Payable - Related Parties

Accounts payable - related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Qingdao Lixing Technology Co., Ltd.	$23,135	$90,946
Yue Yan (Shanghai) Digital Technology Co., Ltd.	—	31,679
Hangzhou Shilian Office Equipment Co., Ltd	—	16,020
Others	1,002	1,616
Accounts payable - related parties	$24,137	$140,261

Schedule of Due to Related Parties

Due to related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Jialiang Wang	$255,951	$—
Peidong Xia	103,227	114,358
Hongkong Eshallgo Holding Group Co., Limited	9,739	10,285
Others	5,425	7,977
Due to related parties	$374,342	$132,620

Schedule of Due to a Related Party Non-current	Due to a related party – non-current
	September 30,	March 31,
	2025	2025
Zhongyang Pan	$94,098	$126,759
Due to a related party - non-current	$94,098	$126,759

Schedule of Sales to Related Parties

Sales to related parties consisted of the following:

	For the Six Months Ended September 30,
	2025	2024
Hangzhou Shilian Office Equipment Co., Ltd	$49,956	$87,603
Ningbo Lihong Information System Engineering Co., Ltd.	22,356	48,533
Anhui New Yalian Office Equipment Co., Ltd.	19,281	168,751
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	8,407	—
Hebei Leading Future Technology Co., Ltd.	2,401	32,360
Shanghai Tuwen Office Equipment Co., Ltd.	1,868	208,059
Kunming Jinbi Office Equipment Co., Ltd.	—	24,641
Qinghai Jiayuan Mingyue Trade Co., Ltd.	—	89,554
Others	111	10,196
Sales to related parties	$104,380	$669,697

Schedule of Purchases from Related Parties

Purchases from related parties consisted of the following:

	For the Six Months Ended September 30,
	2025	2024
Shanghai Tuwen Office Equipment Co., Ltd.	$147,308	$27,495
Kunming Jinbi Office Equipment Co., Ltd.	—	401,337
Yue Yan (Shanghai) Digital Technology Co., Ltd.	6,255	—
Others	—	2,488
Purchases from related parties	$153,563	$431,320

Schedule of Loan Transactions with Related Parties

Loan transactions with related parties consisted of the following:

		For the Six Months Ended
		September 30,
	Nature	2025	2024
Ningbo Lihong Information System Engineering Co., Ltd.	Payments made to a related party	$(272,426)	$(305,522)
Zhidan Mao	Payments made to a related party	(97,295)	(301,110)
Hangzhou Shilian Office Equipment Co., Ltd	Payments made to a related party	(21,683)	(138,874)
Qiwei Miao	Payments made to a related party	(16,698)	(1,021,847)
Qingdao Lixing Technology Co., Ltd.	Collection from (payments made to) a related party	69,496	(167,863)
Yun Li	Collection from a related party	149,707	—
Jialiang Wang	Proceeds from a related party	253,306	—
Qinghai Chengchuang Ideal Trading Co. Ltd.	Payments made to a related party	—	(215,269)
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	Payments made to a related party	—	(138,874)
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Payments made to a related party	—	(138,874)
Anhui New Yalian Office Equipment Co., Ltd.	Collection from a related party	—	64,170
Others	Payment/repayment made to related parties	(52,788)	(65,425)
Total		$11,619	$(2,429,488)